CASH AND CASH EQUIVALENTS	6 Months Ended
Jun. 30, 2022
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS The company’s cash and cash equivalents are as follows:

(MILLIONS)	June 30, 2022	December 31, 2021
Cash	$567	$405
Short-term deposits	4	5
	$571	$410